UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7502

DREYFUS INTERNATIONAL FUNDS, INC.
Dreyfus Premier Emerging Markets Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
General Government Securities Money Market Fund
August 31, 2006 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--62.3%	of Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Bank:
1/22/07	5.27	75,000,000 a	74,995,718
6/12/07	5.26	100,000,000 a	99,990,426
8/15/07	5.25	50,000,000 a	49,990,758
Federal Home Loan Bank System:
9/1/06	4.98	25,000,000	25,000,000
11/8/06	5.27	300,000,000	297,053,334
7/18/07	5.22	25,000,000 a	24,997,395
Federal Home Loan Mortgage Corp.:
9/12/06	5.30	100,000,000	99,839,583
10/24/06	5.06	63,653,000	63,190,066
Federal National Mortgage Association:
9/11/06	5.27	60,000,000	59,913,000
10/25/06	5.06	117,443,000	116,572,747
Total U.S. Government Agencies
(cost $911,543,027)			911,543,027

Repurchase Agreements--38.0%

ABN AMRO Bank N.V.
dated 8/31/06, due 9/1/06 in the amount of
$175,025,375 (fully collateralized by $16,793,000
Federal Farm Credit Bank, Bonds, 4.875%-5.084%, due
5/1/07-12/21/26, value $16,071,452, $80,500,000
Federal Home Loan Bank System, Bonds, 4%-7.125%,
due 3/1/07-2/15/30, value $84,173,867, $15,000,000
Federal Home Loan Mortgage Corp., Notes, 5%, due
1/17/12, value $14,820,917 and $64,000,000 Federal
National Mortgage Association, Notes 2.71%-5.25%, due
12/15/06-3/17/14, value $63,434,277)	5.22	175,000,000	175,000,000
Banc of America Securities LLC
dated 8/31/06, due 9/1/06 in the amount of
$175,025,326 (fully collateralized by $58,696,000
U.S. Treasury Notes, 4.625%, due 3/31/08, value
$59,583,132 and $247,605,000 U.S. Treasury Strips,
due 5/15/21, value $118,917,254)	5.21	175,000,000	175,000,000
Barclays Financial LLC
dated 8/31/06, due 9/1/06 in the amount of
$75,010,896 (fully collateralized by $75,743,000
Federal National Mortgage Association, Notes, 5.625%,
due 6/29/09, value $76,500,241)	5.23	75,000,000	75,000,000
Goldman, Sachs & Co.
dated 8/31/06, due 9/1/06 in the amount of
$21,003,045 (fully collateralized by $12,700,000
Federal Home Loan Bank System, Bonds, 0%-5.125%,

due 1/28/08-7/3/18, value $12,338,026, $4,000,000
Federal Home Loan Bank System, Notes, 0%, due 4/8/14,
value $3,800,000 and $5,411,000 Federal Home Loan
Mortgage Corp., Notes, 4.65%-5%, due 10/10/13-2/25/19
value $5,282,512)	5.22	21,000,000	21,000,000
Morgan Stanley
dated 8/31/06, due 9/1/06 in the amount of
$111,016,188 (fully collateralized by $9,540,000
Federal National Mortgage Association, Bonds,
3.125%-7.25%, due 1/28/08-11/15/30, value $9,868,267
and $104,640,000 Federal National Mortgage
Association, Notes, 2.50%-7.25%, due 1/12/07-4/28/21,
value $104,577,565)	5.25	111,000,000	111,000,000
Total Repurchase Agreements
(cost $557,000,000)			557,000,000
Total Investments (cost $1,468,543,027)		100.3%	1,468,543,027
Liabilities, Less Cash and Receivables		(.3%)	(3,982,054)
Net Assets		100.0%	1,464,560,973
a Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERNATIONAL FUNDS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 18, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 18, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)